Significant valuation and income recognition differences between US GAAP and - Swiss GAAP banking law (Details)	12 Months Ended
Dec. 31, 2023 year week
Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)
Goodwill, maximum useful life (in years)	5
Goodwill, maximum useful life for justified exceptional cases (in years)	10
Intangible assets with indefinite lives, maximum useful life (in years)	5
Intangible assets with indefinite lives, maximum useful life for justified exceptional cases (in years)	10
Loan commitment notice period for Swiss GAAP (in weeks) | week	6